N-2	Jul. 29, 2026 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0002004413
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-2
Entity Registrant Name	Beacon Pointe Multi-Alternative Fund
Entity Address, Address Line One	24 Corporate Plaza Drive
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	Newport Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92660
City Area Code	(949)
Local Phone Number	718-1600
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	false
Effective on Set Date, 486(b)	true
Effective on Date, 486(b)	Aug. 01, 2026
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses
Maximum Sales Load (as a percent of offering price)	None
Dividend Reinvestment Plan Fees	None
Contingent Deferred Sales Charge	None

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual Expenses (as a percentage of net assets attributable to Class I shares)
Management Fees	0.95%
Other Expenses	0.12%
Shareholder Servicing Fee	0.18%
Distribution Fee	None
Acquired Fund Fees and Expenses[1]	2.16%
Total Annual Fund Operating Expenses	3.41%

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
Share Class	1 Year	3 Years	5 Years	10 Years
Class I	$34	$105	$177	$369

Acquired Fund Fees and Expenses, Note [Text Block]	Acquired Fund Fees and Expenses (“AFFE”) include an estimate of certain of the fees and expenses incurred indirectly by the Fund as a result of the Fund’s investment in shares of registered investment companies (including, short-term cash sweep vehicles) and the Underlying Funds.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES

Investment Objective and Policies

The Fund’s investment objective is to seek to achieve long-term capital appreciation by pursuing positive absolute returns across market cycles.

The Fund pursues its investment objective by strategically investing in a portfolio of Underlying Funds that invest in a variety of asset classes. While the Fund will primarily invest indirectly through the Underlying Funds, the Fund may also invest in Co-Investments. References to the investments of the Underlying Funds described below also describe the possible Co-Investments. The Fund may also invest, directly or indirectly through mutual funds and ETFs, in treasuries and short-term bonds with up to 15% of the Fund’s net assets for liquidity management purposes. The Fund expects to invest in both domestic and foreign securities. The investment advisers of the Underlying Funds will not be making any recommendations or otherwise providing investment advice to the Fund, including with respect to the Co-Investments.

Underlying Funds invest in a wide range of U.S. and non-U.S. publicly traded and privately issued or negotiated securities (securities for which the price is negotiated between private parties) including, but not limited to, equity securities of any market capitalization and any sector, fixed-income securities of any credit quality (including “junk” and unrated), maturity, duration, bank loans and participations, REITS, currencies and derivatives. The Fund’s allocation to these various security types, various asset classes, and various geographic markets will vary over time in response to changing market opportunities.

The Adviser takes a long position in securities that it believes have a strong appreciation potential and a short position in securities it believes have the potential to decline in value. The Fund sells (or closes a position in) a security when the Adviser determines that a particular security has achieved its investment expectations or the reasons for maintaining that position are no longer valid, including: (1) if the Adviser’s view of the business fundamentals or management of the underlying company changes; (2) if, in the Adviser’s opinion, a more attractive investment opportunity is found; or (3) if general market conditions trigger a change in the Adviser’s assessment criteria.

The Adviser selects Underlying Funds that invest in both fundamentally and technically driven strategies. The allocation among the Underlying Funds using these strategies will vary over time in response to changing market opportunities. These strategies seek to target attractive absolute returns and may exhibit different degrees of volatility, as well as changes in relative value, currency, and interest rate markets. The Adviser seeks to have a portfolio with lower correlation to the broader equity market than traditional equity and fixed-income strategies.

The Fund may invest in Underlying Funds that invest in the following strategies:

●	Private Equity: These Underlying Funds seek to provide exposure to secondary and primary investments in private equity funds and other private asset funds and, to a limited degree, to direct investments in operating companies.

●	Private Credit: These Underlying Funds employ a multi-sector approach spanning residential, commercial, corporate, consumer and specialty finance markets. The emphasis is on alternative credit investments, including private loans, illiquid credit and stressed/distressed credit. The Fund’s private credit investments include investments in companies and/or Private Funds that primarily hold direct loans. As part of its investments in private credit, the Fund may invest in CLOs and CDOs. CLOs and CDOs are created by the grouping of certain private loans and other lender assets/collateral into pools. A sponsoring organization establishes a SPV to hold the assets/collateral and issue securities. Interests in these pools are sold as individual securities. Payments of principal and interest are passed through to investors and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. Payments from the asset pools may be divided into several different tranches of debt securities, offering investors various maturity and credit risk characteristics. Some tranches entitled to receive regular installments of principal and interest, other tranches entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.

●	Private Real Estate: These Underlying Funds may invest across multiple real-asset type funds, including industrial, multi-family, retail, and office, in multiple geographies across North America with the potential to expand the holdings to include real-assets in Europe.

●	Hedge Funds: These Underlying Funds may invest in a balanced portfolio of hedge funds across arbitrage, credit, event driven, long/short equity and multi-strategy managers. The exposure aims to provide a core alternatives exposure that is uncorrelated to stocks and bonds.

●	Hedged Equity: These Underlying Funds may invest in a diversified equity portfolio, while hedging overall market exposure.

●	Real Assets: These Underlying Funds invest in commodities: precious metals (gold, silver, platinum, and other precious metals as a store of value or a hedge against inflation); base metals (industrial metals like copper, aluminum, and zinc); agricultural products (corn, soybeans, and wheat). These Underlying Funds also invest in infrastructure: transportation (toll roads, airports, and ports); utilities (water and power utilities); renewable energy (wind, solar, and other renewable energy sources). These Underlying Funds also invest in natural resources: timberland (forests for timber production) and farmland (agricultural land for crop production). These Underlying Funds also invest in U.S. TIPS and other global inflation protected bonds.

●	Short Duration Fixed Income: These Underlying Funds may invest in fixed-income securities with relatively short maturities. These fixed-income securities include bonds, certificates of deposit (CDs), money market instruments, and other debt instruments.

The Underlying Funds may invest in equity securities of any market capitalization without limitation as to types of industries and sectors in which it may invest.

The Underlying Funds may invest in REITs. REITS are pooled investment vehicles that invest primarily in real estate or real estate related loans. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Equity REITs may further be categorized by the type of real estate they own, such as apartment properties, retail shopping centers, office and industrial properties, hotels, healthcare facilities, manufactured housing and mixed property types. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the characteristics of both equity and mortgage REITs. Like RICs such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Code.

Prime mortgage loans in which the Underlying Funds invest may be either “agency” or “non-agency.” Agency loans have balances that fall within the limits set by the Federal Housing Finance Agency (“FHFA”) and qualify as collateral for securities that are issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Non-agency loans have balances that may or may not fall within the limits set by FHFA and do not qualify as collateral for securities that are issued by Ginnie Mae, Fannie Mae or Freddie Mac, and are sponsored by private companies other than government sponsored enterprises (sometimes referred to as “private label paper”).

Additionally, the Fund may invest up to 35% of its net assets through its investments in Underlying Funds in bank loans and participations, including first-lien, second-lien and unitranche loans. The Underlying Funds may invest in bank loans and participations of any credit quality (including “junk”), maturity or duration. The bank loans and participations in which the Underlying Funds will invest may have fixed or floating interest rates, may be senior or subordinated, may be leveraged loans and may be rated below investment grade or unrated. The Underlying Funds may invest in bank loans through assignments (whereby the Underlying Fund assumes the position of the lender to the borrower) or loan participation (whereby the Fund purchases all or a portion of the economic interest in a loan). “Unitranche” loans are loans that combine both senior and subordinate debt into a single loan under which the borrower pays an interest rate intended to reflect the relative risk of the secured and unsecured components of the loan.

For either investment or hedging purposes, certain Underlying Funds may invest substantially in a broad range of derivative instruments, including swaps, futures contracts, and options. Such derivatives may trade over-the-counter or on an exchange and may principally be used for one or more of the following purposes: speculation, currency hedging, duration management, or to pursue the Underlying Fund’s investment objective. The Underlying Funds may also invest in repurchase agreements and reverse repurchase agreements.

Investment Process

In evaluating whether the Fund will invest in a particular Underlying Fund, the Adviser may consider, among other things, (i) the Underlying Fund’s past performance and reputation, (ii) the degree to which the Underlying Fund complements and balances the Fund’s portfolio and correlates to the strategies pursued by the Adviser, (iii) the fees payable in connection with the Fund’s investment in the Underlying Fund, (iv) the tenure of the Underlying Fund’s investment adviser, (v) the continued favorability of the strategy employed by an Underlying Fund, and (vi) the ability of the Fund to make withdrawals or liquidate its investment positions in the Underlying Fund.

In reviewing the degree to which a particular Underlying Fund is a suitable investment for the Fund, the Adviser will consider the fees payable in connection with the investment in order to evaluate execution and compare net returns to other available investment options. The Adviser will also consider the assets under management of the investment advisers of the Underlying Funds to evaluate whether those investment advisers are appropriate for the Fund’s strategies, given that certain strategies may be more or less appropriate at different asset levels. In an effort to optimize its investment program, the Fund may allocate a portion of its capital to Underlying Funds that lack historical track records but, that in the Adviser’s judgment, offer exceptional potential.

The Adviser has a “Focus List” of managers from which it selects Underlying Funds based on their manager. For a manager to be selected by the Adviser for this list, the manager must successfully complete the Adviser’s proprietary due diligence 6-step process. The Focus List is narrowed with each step of the process.

1)	Manager Sourcing – Managers are sourced from referrals, industry contacts, manager databases, and directed outreach. The Adviser gathers basic information from public databases and incorporates this data into our internal database of investment manager information.

2)	Quantitative Analysis – The Adviser assesses manager performance with an emphasis on long-term consistency, risk-adjusted returns, up and down-market capture (evaluating metrics like standard deviation, peak-to-trough decline during a specific period, and tracking error), and how the Underlying Fund has performed compared to peers.

3)	Qualitative Analysis – The Adviser meets with members of the investment team of the manager, conduct interviews with analysts, and review the manager’s ownership and compensation structure, investment philosophy, portfolio construction process, risk controls, research and back-office resources, and trading capabilities.

4)	Portfolio Analysis – The Adviser conducts a holdings-based style analysis and historical attribution analysis, which is when the Adviser analyzes the individual portfolio holdings, underwriting, trading, management, and each’s contribution to overall performance. The Adviser’s analysis includes discussions regarding specific portfolio holdings, and, in some cases, on-site visits where we may request full access to the manager’s records, valuation models, personnel, and research reports. Most due diligence is conducted virtually with video and phone conferences.

5)	Product Evaluation – The Adviser assesses each manager’s resources, including research, IT, operations, compliance, trading, and client service. The Adviser pay particular attention to policies and procedures surrounding data security, cash controls, valuations, allocations, and conflicts of interest. The Adviser also assesses any third-party service providers including administrators, custodians, auditors, legal counsel, valuation consultants, and others. The Adviser then reviews the structure of the investment and negotiates management fees and account minimums where needed.

6)	Adviser Investment Committee Decision – The last step is a careful review by key investment personnel of the Adviser for them to make a determination as to whether a manager qualifies for the Adviser’s Focus List or is moved to the Adviser’s ‘Manager Bench’ for later consideration. A super-majority vote of the Advisor’s investment committee is needed for a manager to be placed on the Focus List.

Leverage and Credit Facilities

The Fund may utilize leverage, including borrowing from banks in an amount of up to 33 1/3% of the Fund’s consolidated assets (defined as net assets plus borrowing for investment purposes). The Fund is authorized to borrow money in connection with its investment activities, to satisfy repurchase requests from Fund shareholders, and to otherwise provide the Fund with liquidity. The Fund may enter into one or more Credit Facilities for the purpose of investment purchases and other liquidity requirements, subject to the limitations of the 1940 Act (as defined below) for borrowings. The Credit Facilities will be secured by the Fund’s assets.

Other Information Regarding Investment Strategy

The Fund may, from time to time, take defensive positions that are inconsistent with the Fund’s principal investment strategy in attempting to respond to adverse market, economic, political or other conditions. During such times, the Adviser may determine that the Fund should invest up to 100% of its assets in cash or cash equivalents, including money market instruments, prime commercial paper, repurchase agreements, Treasury bills and other short-term obligations of the U.S. Government, its agencies or instrumentalities. In these cases, the Fund may not achieve its investment objective. The Adviser may invest the Fund’s cash balances in any investments it deems appropriate. The Adviser expects that such investments will be made, without limitation and as permitted under the 1940 Act, in money market funds, repurchase agreements, U.S. Treasury and U.S. agency securities, municipal bonds and bank accounts. Any income earned from such investments is ordinarily reinvested by the Fund in accordance with its investment program. Many of the considerations entering into recommendations and decisions of the Adviser and the Fund’s Portfolio Managers (as defined below) are subjective. The Fund may engage in borrowings and the use of leverage in acquiring investments.

The frequency and amount of portfolio purchases and sales (known as the “portfolio turnover rate”) will vary from year to year. It is anticipated that the Fund’s portfolio turnover rate will ordinarily be between 25% and 75%. The portfolio turnover rate is not expected to exceed 100%, but may vary greatly from year to year and will not be a limiting factor when the Adviser deems portfolio changes appropriate. The Underlying Funds in which the Fund invests have limited liquidity, so it is not anticipated that the Fund will have high portfolio turnover. However, with the portion of its portfolio not invested in Underlying Funds, the Fund may engage in short-term trading strategies, and securities may be sold without regard to the length of time held when, in the opinion of the Adviser, investment considerations warrant such action. These policies may have the effect of increasing the annual rate of portfolio turnover of the Fund. Further, the Underlying Funds in which the Fund invests may experience high rates of portfolio turnover to the extent their holdings are liquid. High rates of portfolio turnover in the Underlying Funds may negatively impact their returns and, thus, negatively impact the returns of the Fund. Higher rates of portfolio turnover would likely result in higher brokerage commissions and may generate short-term capital gains taxable as ordinary income. If securities are not held for the applicable holding periods, dividends paid on them will not qualify for the advantageous federal tax rates. See “Tax Status” in the Fund’s SAI.

Fundamental Policies

The Fund’s stated fundamental policies, which may only be changed by the affirmative vote of a majority of the outstanding voting securities of the Fund (the shares), are listed below. For the purposes of this SAI, “majority of the outstanding voting securities of the Fund” means the vote, at an annual or special meeting of shareholders, duly called, (a) of 67% or more of the shares present at such meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy; or (b) of more than 50% of the outstanding shares, whichever is less. The Fund may not:

(1)	Borrow money, except to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”) (which currently limits borrowing to no more than 33 1/3% of the value of the Fund’s total assets, including the value of the assets purchased with the proceeds of its indebtedness, if any). The Fund may borrow for investment purposes, for temporary liquidity, or to finance repurchases of its shares.

(2)	Issue senior securities, except to the extent permitted by Section 18 of the 1940 Act (which currently limits the issuance of a class of senior securities that is indebtedness to no more than 33 1/3% of the value of the Fund’s total assets or, if the class of senior security is stock, to no more than 50% of the value of the Fund’s total assets).

(3)	Purchase securities on margin, but may sell securities short and write call options.

(4)	Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended (the “Securities Act”) in connection with the disposition of its portfolio securities. The Fund may invest in restricted securities (those that must be registered under the Securities Act before they may be offered or sold to the public) to the extent permitted by the 1940 Act.

(5)	Invest more than 25% of the market value of its assets in the securities of companies or entities engaged in any one industry. This limitation does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities, as well as to investments in investment companies that primarily invest in such securities.

(6)	Purchase or sell commodities, commodity contracts, including commodity futures contracts, unless acquired as a result of ownership of securities or other investments, except that the Fund may invest in securities or other instruments backed by or linked to commodities, and invest in companies that are engaged in a commodities business or have a significant portion of their assets in commodities, and may invest in commodity pools and other entities that purchase and sell commodities and commodity contracts.

(7)	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this restriction shall not prevent the Fund from investing in securities of companies engaged in the real estate business or securities or other instruments backed by real estate or mortgages), or commodities or commodity contracts.

(8)	Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) to the extent the entry into a repurchase agreement is deemed to be a loan, and (c) by loaning portfolio securities.

(9)	In addition, the Fund has adopted a fundamental policy that it will make quarterly repurchase offers for no less than for 5% of the shares outstanding at NAV less any repurchase fee, unless suspended or postponed in accordance with regulatory requirements, and each repurchase pricing shall occur no later than the 14th day after the Repurchase Request Deadline, or the next business day if the 14th is not a business day.

If a restriction on a Fund’s investments is adhered to at the time an investment is made, a subsequent change in the percentage of Fund assets invested in certain securities or other instruments, or change in average duration of a Fund’s investment portfolio, resulting from changes in the value of a Fund’s total assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by applicable law.

There is no assurance what portion, if any, of the Fund’s investments will qualify for the reduced federal income tax rates applicable to qualified dividends under the Code. As a result, there can be no assurance as to what portion of the Fund’s distributions will be designated as qualified dividend income. See “U.S. Federal Income Tax Matters.”

Risk Factors [Table Text Block]

RISK FACTORS

An investment in the Fund’s shares is subject to risks. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund’s shares to increase or decrease. You could lose money by investing in the Fund. By itself, the Fund does not constitute a balanced investment program. Before investing in the Fund you should consider carefully the following risks. There may be additional risks that the Fund does not currently foresee or consider material. You may wish to consult with your legal or tax advisers before deciding whether to invest in the Fund.

Risks Related to an Investment in the Fund

Limited Operating History. The Fund is a closed-end investment company with a limited history of operations. The Fund may not be able to achieve its investment objective, including as a result of inopportune market or economic conditions.

Allocation Risk. The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Adviser to allocate effectively the Fund’s assets among the various Underlying Funds in which the Fund invests. There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objective or delivering positive returns.

Issuer and Non-Diversification Risk. Specific securities can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. The value of an issuer’s securities that are held in the Fund’s portfolio may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Liquidity Risk. The Fund is a closed-end investment company structured as an “interval fund” and designed for long-term investors. Unlike many closed-end investment companies, the Fund’s shares are not listed on any securities exchange and are not publicly traded. There currently is no secondary market for the shares and the Adviser does not expect that a secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the Fund’s shares outstanding at NAV. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer. The Fund’s investments are also subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk. The NAV of the Fund changes daily based on the performance of the securities in which it invests. The Adviser’s judgment about the attractiveness, value and potential appreciation of a particular Underlying Fund and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

Changes in Trade Negotiations Risk. In recent years, the U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries, and has made proposals and taken actions related thereto. Tariffs on imported goods could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies and adversely affect the revenues and profitability of portfolio companies whose businesses rely on goods imported from such impacted jurisdictions.

Highly Volatile Markets Risk. The prices of instruments in which the Fund may invest are influenced by numerous factors, including interest rates, currency rates, default rates, governmental policies and political and economic events (both domestic and global). Moreover, political or economic crises, or other events may occur that can be highly disruptive to the markets in which the Fund may invest. In addition, governments from time to time intervene (directly and by regulation), which intervention may adversely affect the performance of the Fund and its investment activities. The Fund is also subject to the risk of a temporary or permanent failure of the exchanges and other markets on which its investments may trade. Sustained market turmoil and periods of heightened market volatility make it more difficult to produce positive trading results, and there can be no assurance that the Fund’s strategies will be successful in such markets.

Legislation and Regulatory Risk. New or amended regulations may be imposed by the Commodity Futures Trading Commission (the “CFTC”), the SEC, the Federal Reserve, the European Union (the “EU”) or other financial regulators, other governmental or intergovernmental regulatory authorities or self-regulatory organizations that supervise the financial markets, and could adversely affect the Fund. In particular, the CFTC and the SEC are empowered to promulgate a variety of new rules pursuant to recently enacted financial reform legislation in the United States. The Fund also may be adversely affected by changes in the enforcement or interpretation of statutes and rules by these regulatory authorities or self-regulatory organizations.

Market Disruptions Risk. The Fund may incur major losses in the event of market disruptions and other extraordinary events in which historical pricing relationships become materially distorted. The risk of loss from pricing distortions is compounded by the fact that in disrupted markets many positions become illiquid, making it difficult or impossible to close out positions against which the markets are moving. Market disruptions caused by unexpected political, military and terrorist events may from time to time cause dramatic losses for the Fund and such events can result in otherwise historically low-risk strategies performing with unprecedented volatility and risk.

U.S. Debt Ceiling and Budget Deficit Risks. U.S. debt ceiling and budget deficit concerns have increased the possibility of additional credit-rating downgrades and economic slowdowns, or a recession in the United States. Although U.S. lawmakers have historically passed legislation to raise the federal debt ceiling on multiple occasions, ratings agencies have lowered or threatened to lower the long-term sovereign credit rating on the United States. In August 2023, Fitch Ratings Inc., downgraded the U.S. credit rating to AA+ from AAA, citing fiscal deterioration over the next three years and close encounters with default due to ongoing political dysfunction. The impact of a U.S. default on its obligations or any further downgrades to the U.S. government’s sovereign credit rating or its perceived creditworthiness could adversely affect the U.S. and global financial markets and economic conditions. In addition, disagreement over the federal budget has caused the U.S. federal government to shut down for periods of time. Continued adverse political and economic conditions could have a material adverse effect on the Fund’s business, financial condition and results of operations.

Failure of Financial Institutions and Sustained Financial Market Illiquidity. The failure of certain financial institutions, namely banks, may increase the possibility of a sustained deterioration of financial market liquidity, or illiquidity at clearing, cash management and/or custodial financial institutions. The failure of a bank (or banks) with which the Fund and/or the Fund’s underlying investments have a commercial relationship could adversely affect, among other things, the Fund and/or the Fund’s underlying investments’ ability to pursue key strategic initiatives, including by affecting the Fund’s ability to borrow from financial institutions on favorable terms.

Correlation Risk. The Fund seeks to produce returns that are less correlated to the broader financial markets over time. Although the prices of equity securities and fixed income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. Because the Fund allocates its investments among different asset classes, the Fund is subject to correlation risk.

Repurchase Policy Risks. Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities. However, payment for repurchased shares may require the Fund to liquidate portfolio holdings earlier than the Adviser otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover. The Adviser may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its net assets in less liquid securities. Also, the sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s NAV.

Repurchase of shares will tend to reduce the amount of outstanding shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets may increase the Fund’s expense ratio, to the extent that additional shares are not sold. In addition, the repurchase of shares by the Fund may be a taxable event to shareholders. If shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund will repurchase the shares on a pro rata basis, so shareholders may not be able to tender as many shares as they would like during any quarterly repurchase offer.

Distribution Policy Risk. The Fund’s distribution policy is to make quarterly distributions to shareholders. All or a portion of a distribution may consist solely of a return of capital (i.e. from your original investment) and not a return of net profit. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Tax Risks. The repurchase of shares by the Fund may be a taxable event to shareholders. The Fund’s distribution policy to make quarterly distributions to shareholders may consist of a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold. Once a shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain, if the shareholder holds shares of the Fund as capital assets., which will reduce the tax basis of shareholders’ shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Cybersecurity Risk. Cybersecurity refers to the combination of technologies, processes and procedures established to protect information technology systems and data from unauthorized access, attack or damage. The Fund and its affiliates and third-party service providers are subject to cybersecurity risks. Cybersecurity risks have significantly increased in recent years and the Fund could suffer such losses in the future. The Fund’s and its affiliates’ and third-party service providers’ computer systems, software, and networks may be vulnerable to unauthorized access, computer viruses or other malicious code, and other events that could have a security impact. If one or more of such events occur, this potentially could jeopardize confidential and other information, including nonpublic personal information and sensitive business data, processed and stored in, and transmitted through, computer systems and networks, or otherwise cause interruptions or malfunctions in the Fund’s operations or the operations of their respective affiliates and third-party service providers. This could result in significant losses, reputational damage, litigation, regulatory fines or penalties, or otherwise adversely affect the Fund’s business, financial condition or results of operations. Privacy and information security laws and regulation changes, and compliance with those changes, may result in cost increases due to system changes and the development of new administrative processes. In addition, the Fund may be required to expend significant additional resources to modify the Fund’s protective measures and to investigate and remediate vulnerabilities or other exposures arising from operational and security risks.

Risks Related to the Fund’s Investments

Underlying Funds Risk. The Underlying Funds in which the Fund may invest are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and also may be higher than other funds that invest directly in securities. The Underlying Funds have limited liquidity given they operate as closed-end interval funds. The Underlying Funds are subject to specific risks, depending on the nature of the specific Underlying Fund. The Fund’s performance depends in part upon the performance of the Underlying Fund managers and selected strategies, the adherence by such Underlying Fund managers to such selected strategies, the instruments used by such Underlying Fund managers and the Adviser’s ability to select Underlying Fund managers and strategies and effectively allocate Fund assets among them. Additionally, the market value of shares of Underlying Funds that are closed-end funds may differ from their NAV. This difference in price may be due to the fact that the supply and demand in the market for fund shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities.

Private Funds Risk. The Fund is registered as an investment company under the 1940 Act. The 1940 Act is designed to afford various protections to investors in pooled investment vehicles. For example, the 1940 Act imposes limits on the amount of leverage that a registered investment company can assume, restricts layering of costs and fees, restricts transactions with affiliated persons and requires that the investment company’s operations be supervised by a board of managers, a majority of whose members are independent of management. However, most of the Private Funds in which the Fund invests are not subject to the provisions of the 1940 Act. Many the managers of the Private Funds may not be registered as investment advisers under the Advisers Act. As an investor in the Private Funds managed by managers of the Private Funds that are not registered as investment advisers, the Fund will not have the benefit of certain of the protections of the Advisers Act.

In addition, the Private Funds typically do not maintain their securities and other assets in the custody of a bank or a member of a securities exchange, as generally required of registered investment companies, in accordance with certain SEC rules. A registered investment company that places its securities in the custody of a member of a securities exchange is required to have a written custodian agreement, which provides that securities held in custody will be at all times individually segregated from the securities of any other person and marked to clearly identify such securities as the property of such investment company and which contains other provisions designed to protect the assets of such investment company. The Private Funds in which the Fund will invest may maintain custody of their assets with brokerage firms that do not separately segregate such customer assets as would be required in the case of registered investment companies, or may not use a custodian to hold their assets. Under the provisions of the Securities Investor Protection Act of 1970, as amended, the bankruptcy of any brokerage firm used to hold Private Fund assets could have a greater adverse effect on the Fund than would be the case if custody of assets were maintained in accordance with the requirements applicable to registered investment companies. There is also a risk that a manager of a Private Fund could convert assets committed to it by the Fund to its own use or that a custodian could convert assets committed to it by a manager of a Private Fund to its own use. There can be no assurance that the managers of the Private Funds or the entities they manage will comply with all applicable laws and that assets entrusted to the managers of the Private Funds will be protected.

Private Funds also have complex fee structures, including performance-related compensation beyond what is permitted for registered funds and those fees may be charged even if the Fund itself loses money. The Fund may have challenges in monitoring the operations and performance of the Private Funds (such as obtaining information on the Private Fund’s investments and valuations as well as conflicts that may exist with the investments of the Private Fund. In addition, when Private Funds are acquired at a discount, it may result in unrealized gains at the time the Fund next calculates its NAV.

Prospective investors in the Fund should understand that the Fund is an appropriate investment only for investors who can tolerate a high degree of risk, including lesser regulatory protections in connection with the Fund’s investments in Private Funds than might normally be available through investments in registered investment company vehicles.

The securities of the Private Funds in which the Fund invests or plans to invest will generally be illiquid. Subscriptions to purchase the securities of Private Funds are generally subject to restrictions or delays. Similarly, the Fund may not be able to dispose of Private Fund interests that it has purchased in a timely manner and, if adverse market conditions were to develop during any period in which the Fund is unable to sell Private Fund interests, the Fund might obtain a less favorable price than that which prevailed when it acquired or subscribed for such interests, and this may negatively impact the net asset values of the Fund.

Lack of Control Over Underlying Funds. Once the Adviser has selected an Underlying Fund, the Adviser will have no control over the investment decisions made by any such Underlying Fund. Although the Fund and the Adviser will regularly evaluate each Underlying Fund and its manager to determine whether their respective investment programs are consistent with the Fund’s investment objective, the Adviser will not have any control over the investments made by any Underlying Fund. Even though the Underlying Funds are subject to certain constraints, the managers may change aspects of their investment strategies. The managers may do so at any time. The Adviser may reallocate the Fund’s investments among the Underlying Funds, but the Adviser’s ability to do so may be constrained by the withdrawal limitations imposed by the Underlying Funds, which may prevent the Fund from reacting rapidly to market changes should an Underlying Fund fail to effect portfolio changes consistent with such market changes and the demands of the Adviser. Such withdrawal limitations may also restrict the Adviser’s ability to terminate investments in Underlying Funds that are poorly performing or have otherwise had adverse changes. The Adviser will be dependent on information provided by the Underlying Fund, including financial statements, which if inaccurate, could adversely affect the Adviser’s ability to manage the Fund’s investment portfolio in accordance with its investment objective. By investing in the Fund, a shareholder will not be deemed to be an investor in any Underlying Fund and will not have the ability to exercise any rights attributable to an investor in any such Underlying Fund related to their investment.

Use of Leverage by the Fund. Although the Fund and the Underlying Funds have the option to borrow, there are significant risks that may be assumed in connection with such borrowings. Investors in the Fund should consider the various risks of financial leverage, including, without limitation, the matters described below. There is no assurance that a leveraging strategy would be successful. Financial leverage involves risks and special considerations for shareholders including: (i) the likelihood of greater volatility of NAV of the shares than a comparable portfolio without leverage; (ii) the risk that fluctuations in interest rates on borrowings and short-term debt that the Fund must pay will reduce the return to the shareholders; (iii) the effect of financial leverage in a market experiencing rising interest rates, which would likely cause a greater decline in the NAV of the shares than if the Fund were not leveraged; and (iv) the potential for an increase in operating costs, which may reduce the Fund’s total return.

In the event that the Fund would be required to sell assets at a loss, including in order to redeem or pay off any borrowing, such a sale would reduce the Fund’s NAV and may make it difficult for the NAV to recover. The Fund nevertheless may continue to use financial leverage if the Adviser expects that the benefits to the shareholders of maintaining the leveraged position likely would outweigh a resulting reduction in the current return.

Certain types of borrowings by the Fund would result in the Fund being subject to covenants in credit agreements relating to asset coverage and Fund composition requirements that are more stringent than those currently imposed on the Fund by the 1940 Act. In addition, borrowings by the Fund may be made on a secured basis. The Custodian will then either segregate the assets securing the Fund’s borrowings for the benefit of the

Fund’s lenders or arrangements will be made with a suitable sub-custodian. If the assets used to secure a borrowing decrease in value, the Fund may be required to pledge additional collateral to the lender in the form of cash or securities to avoid liquidation of those assets. In the event of a default, the lenders will have the right, through the Custodian, to redeem the Fund’s investments in underlying Investment Funds without consideration of whether doing so would be in the best interests of the Fund’s shareholders. The rights of any lenders to the Fund to receive payments of interest on and repayments of principal of borrowings will be senior to the rights of the Fund’s shareholders, and the terms of the Fund’s borrowings may contain provisions that limit certain activities of the Fund and could result in precluding the purchase of instruments that the Fund would otherwise purchase.

The use of financial leverage involves financial risk and would increase the exposure of the Fund’s investment returns to adverse economic factors such as rising interest rates, downturns in the economy or deterioration in the condition of the investments. There would be a risk that operating cash flow available to the Fund would be insufficient to meet required payments and a risk that it would not be possible to refinance existing indebtedness or that the terms of such refinancing would not be as favorable as the terms of existing indebtedness. Borrowings by the Fund may be secured by any or all of the assets of the Fund, with the consequences that the Fund may lose more than its equity stake in any one investment, and may lose all of its capital.

Investments in Equity Securities Generally. The Underlying Funds may hold investments in equity securities and equity security-related derivatives. Investments in equity securities of small or medium-sized market capitalization companies will have more limited marketability than the securities of larger companies. In addition, securities of smaller companies may have greater price volatility. The value of these financial instruments generally will vary with the performance of the issuer and movements in the equity markets. As a result, the Underlying Fund may suffer losses if it invests in equity instruments of issuers whose performance diverges from the Underlying Fund’s expectations or if equity markets generally move in a single direction, and the Underlying Fund has not hedged against such a general move. The Underlying Funds also may be exposed to risks that issuers will not fulfill contractual obligations such as, in the case of private placements, registering restricted securities for public resale. In addition, equity securities fluctuate in value in response to many factors, including the activities and financial condition of individual companies, geographic markets, industry market conditions, interest rates and general economic environments. Holders of equity securities may be wiped out or substantially reduced in value in a bankruptcy proceeding or corporate restructuring.

REIT Risk. REIT share prices may decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. REITs often invest in highly leveraged properties. Returns from REITs, which typically are small or medium capitalization stocks, may trail returns from the overall stock market. In addition, changes in interest rates may hurt real estate values or make REIT shares less attractive than other income-producing investments. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

Qualification as a REIT under the Code in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that an entity in which the Fund invests with the expectation that it will be taxed as a REIT will, in fact, qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity. If the Fund were to invest in an entity that failed to qualify as a REIT, such failure could significantly reduce the Fund’s yield on that investment. REITs can be classified as equity REITs, mortgage REITs, and hybrid REITs. Equity REITs invest primarily in real property and earn rental income from leasing those properties. They may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties. Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates. Hybrid REITs invest both in real property and in mortgages. Equity and mortgage REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.

Dividends paid by REITs will not generally qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code. See “U.S. Federal Income Tax Matters.” The Underlying Fund’s investments in REITs may include an additional risk to shareholders. Some or all of a REIT’s annual distributions to its investors may constitute a non-taxable return of capital. Any such return of capital will generally reduce the Fund’s basis in the REIT investment, but not below zero. To the extent the distributions from a particular REIT exceed the Fund’s basis in such REIT, the Underlying Fund will generally recognize gain. In part because REIT distributions often include a nontaxable return of capital, Underlying Fund distributions to shareholders may also include a nontaxable return of capital. Shareholders that receive such a distribution will also reduce their tax basis in their shares of the Underlying Fund, but not below zero. To the extent the distribution exceeds a shareholder’s basis in the Underlying Fund’s shares, such shareholder will generally recognize a capital gain.

Investments in Bank Loans and Participations. The special risks associated with investing in bank loans and participations include: (i) the possible invalidation of an investment transaction as a fraudulent conveyance under relevant creditors’ rights laws; (ii) environmental liabilities that may arise with respect to collateral securing the obligations; (iii) adverse consequences resulting from participating in such instruments with other institutions with lower credit quality; (iv) limitations on the ability of the Underlying Funds to directly enforce any of their respective rights with respect to participations; and (v) generation of income that is subject to U.S. federal income taxation as income effectively connected with a U.S. trade or business. The Underlying Funds will attempt to balance the magnitude of these risks against the potential investment gain prior to entering into each such investment. Successful claims by third parties arising from these and other risks, absent bad faith, may be borne by the Underlying Funds.

Bank loans do not presently have the liquidity of conventional debt securities and are often subject to restrictions on resale. Due to the illiquidity of bank loans, the Underlying Funds may not be able to dispose of its investments in bank loans in a timely fashion and at a fair price, which could adversely affect the performance of the Underlying Funds. With respect to bank loans acquired as participations by the Underlying Funds, because the holder of a participation generally has no contractual relationship with a borrower, the Underlying Funds will have to rely upon a third party to pursue appropriate remedies against a borrower in the event of a default. As a result, the Underlying Funds may be subject to delays, expenses and risks that are greater than those that would be involved if the Underlying Fund could enforce its rights directly against a borrower or through the agent.

Furthermore, a borrower of a bank loan, in some cases, may prepay the bank loan. Prepayments could adversely affect the Underlying Fund’s interest income to the extent that the Underlying Fund is unable to reinvest promptly payments in bank loans or otherwise or if such prepayments were made during a period of declining interest rates.

Valuation of Private Investments. The Private Funds and the underlying investments of some of the Underlying Funds are not publicly traded, and the Fund and Underlying Funds may consider information provided by the institutional asset manager of each respective private investment to determine the estimated value of the Fund’s or Underlying Fund’s investment therein. The valuation provided by an institutional asset manager may also be based on their own fair valuation procedures. The valuation provided by an institutional asset manager as of a specific date may vary from the actual sale price that may be obtained if such investment were sold to a third party. To determine the estimated value of the Fund’s or Underlying Fund’s investment in private investments, the Fund or the Underlying Fund considers, among other things, information provided by the private investments, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Fund’s or Underlying Fund’s ability to value accurately the Fund’s or the Underlying Fund’s shares. Private investments that invest primarily in publicly traded securities are more easily valued. These estimated values of the Private Funds and the private underlying investments of the Underlying Funds are subject to adjustments or revisions.

Fixed Income Risk. The value of investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing an Underlying Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

High Yield and Unrated Securities Risk. These securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality securities. High yield securities offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the security’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk). If that happens, the value of the security may decrease. An economic downturn or period of rising interest rates (interest rate risk) could adversely affect the market for these securities and reduce the Underlying Fund’s ability to sell its securities (liquidity risk). Such securities also may be subject to resale restrictions. The lack of a liquid market for these securities could decrease the Underlying Fund’s share price.

The risks associated with unrated securities can be similar to the risks of below investment grade securities. In addition, the determination of credit quality for an unrated security is based largely on the credit analysis performed by the Adviser, and not on rating agency evaluation. This analysis may be difficult to perform because information about these securities may not be in the public domain, and the issuers may not subject to reporting requirements under federal securities laws.

Interest Rate Risk. The fixed-income instruments that the Underlying Funds may invest in are subject to the risk that market values of such securities will decline as interest rates increase. These changes in interest rates have a more pronounced effect on securities with longer durations. Typically, the impact of changes in interest rates on the market value of an instrument will be more pronounced for fixed-rate instruments, such as most corporate bonds, than it will for floating rate instruments. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Underlying Fund’s NAV. After a period of historically low interest rates, the Federal Reserve has raised, and has indicated its intent to continue raising, certain benchmark interest rates. It cannot be predicted with certainty when, or how, these policies will change, but actions by the Federal Reserve and other central bankers may have a significant effect on interest rates and on the U.S. and world economies generally. Market volatility, rising interest rates, uncertainty around interest rates and/or unfavorable economic conditions could adversely affect our business.

Inflation/Deflation Risk. Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund and its distributions can decline.

In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to shareholders. Deflation risk is the risk that prices throughout the economy decline over time—the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer defaults more likely, which may result in a decline in the value of the Fund’s portfolio.

Due to global supply chain disruptions, a rise in energy prices, strong consumer demand as economies continue to reopen and other factors, inflation has accelerated in the U.S. and globally. Recent inflationary pressures have increased the costs of labor, energy and raw materials and have adversely affected consumer spending, economic growth and portfolio companies’ operations. If such portfolio companies are unable to pass any increases in their costs of operations along to their customers, it could adversely affect their operating results and impact their ability to pay interest and principal on their loans, particularly if interest rates rise in response to inflation. In addition, any projected future decreases in a portfolio companies’ operating results due to inflation could adversely impact the fair value of those investments. Any decreases in the fair value of our investments could result in future realized or unrealized losses and therefore reduce our net assets resulting from operations.

Additionally, the Federal Reserve has raised, and has indicated its intent to continue raising, certain benchmark interest rates in an effort to combat inflation. As such, inflation may continue in the near to medium-term, particularly in the U.S., with the possibility that monetary policy may tighten in response.

CLOs and CDOs. Investors in CLOs and CDOs bear the credit risk of the assets/collateral. Tranches are categorized as senior, mezzanine, and subordinated/equity, according to their degree of credit risk. If there are defaults or the CDO’s collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. Senior and mezzanine tranches are typically rated, with the former receiving S&P Global Ratings (“S&P”) ratings of A to AAA and the latter receiving ratings of B to BBB. The ratings reflect both the credit quality of underlying collateral as well as how much protection a given tranche is afforded by tranches that are subordinate to it.

Because the loans held in the pool often may be prepaid without penalty or premium, CLOs and CDOs can be subject to higher prepayment risks than most other types of debt instruments. Prepayments may result in a capital loss to the Fund to the extent that the prepaid securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by the Fund, which would be taxed as ordinary income when distributed to the Shareholders. The credit characteristics of CLOs and CDOs also differ in a number of respects from those of traditional debt securities. The credit quality of most CLOs and CDOs depends primarily upon the credit quality of the assets/collateral underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement to such securities.

CLOs and CDOs are typically privately offered and sold, and thus, are not registered under the securities laws, which means less information about the security may be available as compared to publicly offered securities and only certain institutions may buy and sell them. As a result, investments in CLOs and CDOs may be characterized by the Fund as illiquid securities. An active dealer market may exist for CLOs and CDOs that can be resold in Rule 144A transactions, but there can be no assurance that such a market will exist or will be active enough for the Fund to sell such securities.

In addition to the typical risks associated with fixed-income securities and asset-backed securities, CLOs and CDOs carry other risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value or quality, or be downgraded by a rating agency; (iii) the Fund may invest in tranches of CLOs and CDOs that are subordinate to other tranches, diminishing the likelihood of payment; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes with the issuer or unexpected investment results; (v) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (vi) the manager of the CLO or CDO may perform poorly.

Foreign Securities and Emerging Markets Risk. Foreign securities have investment risks different from those associated with domestic securities. Changes in foreign economies and political climates are more likely to affect an Underlying Fund with investments in foreign securities than another fund that invests exclusively in domestic securities. The value of foreign currency denominated securities or foreign currency contracts is affected by the value of the local currency relative to the U.S. dollar. There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities. The value of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental economic or monetary policy (in this country or abroad), or changed circumstances in dealings between nations. In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States. Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.

An Underlying Fund may also invest in emerging markets, which are markets of countries in the initial stages of industrialization and have low per capita income. In addition to the risks of foreign securities in general, countries in emerging markets are more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.

Foreign Currency Risk. Changes in foreign currency exchange rates may affect the value of instruments held by the Underlying Funds and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and, therefore, may affect the value of instruments denominated in such currencies, which means that the Underlying Fund’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. The Underlying Funds may, but are not required to, elect for the Underlying Fund to seek to protect itself from changes in currency exchange rates through hedging transactions depending on market conditions. The Underlying Funds may incur costs in connection with the conversions between various currencies. In addition, certain countries may impose foreign currency exchange controls or other restrictions on the repatriation, transferability or convertibility of currency.

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk (which may be heightened for highly-customized derivatives), interest rate risk, market risk, credit risk, leveraging risk, counterparty risk, tax risk, and management risk, as well as risks arising from changes in applicable requirements. They also involve the risk of mispricing, the risk of unfavorable or ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Underlying Funds’ use of derivatives may increase or accelerate the amount of taxes payable by common shareholders.

●	Options Risk. The Underlying Funds may lose the entire put option premium paid if the underlying security does not decrease in value at expiration. Put options may not be an effective hedge because they may have imperfect correlation to the value of the Underlying Funds’ portfolio securities. Purchased put options may decline in value due to changes in price of the underlying security, passage of time and changes in volatility. Written call and put options may limit the Underlying Funds’ participation in equity market gains and may magnify the losses if the price of the written option instrument increases in value between the date when the Underlying Funds write the option and the date on which the Underlying Funds purchase an offsetting position. The Underlying Funds will incur a loss as a result of a written options (also known as a short position) if the price of the written option instrument increases in value between the date when the Underlying Funds write the option and the date on which the Underlying Funds purchases an offsetting position.

●	Swaps Risk. The Underlying Funds’ use of swaps involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and exposes the Underlying Funds to the risks associated with derivative instruments described above. In a standard “swap” transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and subject to counterparty risk (e.g., the risk of a counterparty’s defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps are also subject to non-correlation risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Swaps may also be considered illiquid. It may not be possible for the Underlying Funds to liquidate a swap position at an advantageous time or price, which may result in significant losses.

●	Futures Risk. The Underlying Funds’ use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Underlying Funds. This risk could cause the Underlying Funds to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the adviser’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

Risks Associated with Debt Financing

Leveraging Risk. The use of leverage, such as borrowing money to purchase securities, by the Fund will magnify the Fund’s gains or losses. The use of leverage short positions in futures contracts will also magnify the Fund’s gains or losses. Generally, the use of leverage also will cause the Fund to have higher expenses (especially interest related dividend expenses) than those of funds that do not use such techniques. In addition, a lender to the Fund may terminate or refuse to renew any credit facility. If the Fund is unable to access additional credit, it may be forced to sell investments at inopportune times, which may further depress the returns on the Fund.

Credit Risk. There is a risk that debt issuers will not make payments, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the security. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of your investment in Fund shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Possible Risk of Conflicts

Possible Competition Between Underlying Funds and Between the Fund and the Underlying Funds. The Underlying Funds trade independently of each other and may pursue investment strategies that “compete” with each other for execution or that cause the Fund to participate in positions that offset each other (in which case the Fund would bear its pro rata share of commissions and fees without the potential for a profit). Also, the Fund’s investments in any particular Underlying Fund could increase the level of competition for the same trades that other Underlying Funds might otherwise make, including the priorities of order entry. This could make it difficult or impossible to take or liquidate a position in a particular security at a price consistent with the Adviser’s strategy.

Allocation of Investment Opportunities Risk. The Adviser, directly or through their affiliates, may manage or advise multiple investment vehicles or accounts that have investment objectives that are similar to the Fund and that may seek to make investments or sell investments in the same securities or other instruments, sectors or strategies as the Fund. This may create potential conflicts, particularly in circumstances where the availability of such investment opportunities is limited or where the liquidity of such investment opportunities is limited. The results of the Fund’s investment activities may differ significantly from the results achieved by such other managed investment vehicles or accounts. It is possible that one or more of such vehicles or accounts will achieve investment results that are substantially more or less favorable than the results achieved by the Fund.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]
Title of Class	Amount Authorized	Amount Held by Fund or for its Account	Amount Outstanding Excluding Amount Held by Fund or for its Account
Class I Shares	Unlimited	None	107,156,693.00

Limited Operating History [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Operating History. The Fund is a closed-end investment company with a limited history of operations. The Fund may not be able to achieve its investment objective, including as a result of inopportune market or economic conditions.

Allocation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Allocation Risk. The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Adviser to allocate effectively the Fund’s assets among the various Underlying Funds in which the Fund invests. There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objective or delivering positive returns.

Issuer And Non Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Issuer and Non-Diversification Risk. Specific securities can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. The value of an issuer’s securities that are held in the Fund’s portfolio may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity Risk. The Fund is a closed-end investment company structured as an “interval fund” and designed for long-term investors. Unlike many closed-end investment companies, the Fund’s shares are not listed on any securities exchange and are not publicly traded. There currently is no secondary market for the shares and the Adviser does not expect that a secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the Fund’s shares outstanding at NAV. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer. The Fund’s investments are also subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management Risk. The NAV of the Fund changes daily based on the performance of the securities in which it invests. The Adviser’s judgment about the attractiveness, value and potential appreciation of a particular Underlying Fund and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

Changes In Trade Negotiations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Changes in Trade Negotiations Risk. In recent years, the U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries, and has made proposals and taken actions related thereto. Tariffs on imported goods could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies and adversely affect the revenues and profitability of portfolio companies whose businesses rely on goods imported from such impacted jurisdictions.

Highly Volatile Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Highly Volatile Markets Risk. The prices of instruments in which the Fund may invest are influenced by numerous factors, including interest rates, currency rates, default rates, governmental policies and political and economic events (both domestic and global). Moreover, political or economic crises, or other events may occur that can be highly disruptive to the markets in which the Fund may invest. In addition, governments from time to time intervene (directly and by regulation), which intervention may adversely affect the performance of the Fund and its investment activities. The Fund is also subject to the risk of a temporary or permanent failure of the exchanges and other markets on which its investments may trade. Sustained market turmoil and periods of heightened market volatility make it more difficult to produce positive trading results, and there can be no assurance that the Fund’s strategies will be successful in such markets.

Legislation And Regulatory Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Legislation and Regulatory Risk. New or amended regulations may be imposed by the Commodity Futures Trading Commission (the “CFTC”), the SEC, the Federal Reserve, the European Union (the “EU”) or other financial regulators, other governmental or intergovernmental regulatory authorities or self-regulatory organizations that supervise the financial markets, and could adversely affect the Fund. In particular, the CFTC and the SEC are empowered to promulgate a variety of new rules pursuant to recently enacted financial reform legislation in the United States. The Fund also may be adversely affected by changes in the enforcement or interpretation of statutes and rules by these regulatory authorities or self-regulatory organizations.

Market Disruptions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Disruptions Risk. The Fund may incur major losses in the event of market disruptions and other extraordinary events in which historical pricing relationships become materially distorted. The risk of loss from pricing distortions is compounded by the fact that in disrupted markets many positions become illiquid, making it difficult or impossible to close out positions against which the markets are moving. Market disruptions caused by unexpected political, military and terrorist events may from time to time cause dramatic losses for the Fund and such events can result in otherwise historically low-risk strategies performing with unprecedented volatility and risk.

U S Debt Ceiling And Budget Deficit Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

U.S. Debt Ceiling and Budget Deficit Risks. U.S. debt ceiling and budget deficit concerns have increased the possibility of additional credit-rating downgrades and economic slowdowns, or a recession in the United States. Although U.S. lawmakers have historically passed legislation to raise the federal debt ceiling on multiple occasions, ratings agencies have lowered or threatened to lower the long-term sovereign credit rating on the United States. In August 2023, Fitch Ratings Inc., downgraded the U.S. credit rating to AA+ from AAA, citing fiscal deterioration over the next three years and close encounters with default due to ongoing political dysfunction. The impact of a U.S. default on its obligations or any further downgrades to the U.S. government’s sovereign credit rating or its perceived creditworthiness could adversely affect the U.S. and global financial markets and economic conditions. In addition, disagreement over the federal budget has caused the U.S. federal government to shut down for periods of time. Continued adverse political and economic conditions could have a material adverse effect on the Fund’s business, financial condition and results of operations.

Failure Of Financial Institutions And Sustained Financial Market Illiquidity [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Failure of Financial Institutions and Sustained Financial Market Illiquidity. The failure of certain financial institutions, namely banks, may increase the possibility of a sustained deterioration of financial market liquidity, or illiquidity at clearing, cash management and/or custodial financial institutions. The failure of a bank (or banks) with which the Fund and/or the Fund’s underlying investments have a commercial relationship could adversely affect, among other things, the Fund and/or the Fund’s underlying investments’ ability to pursue key strategic initiatives, including by affecting the Fund’s ability to borrow from financial institutions on favorable terms.

Correlation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Correlation Risk. The Fund seeks to produce returns that are less correlated to the broader financial markets over time. Although the prices of equity securities and fixed income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. Because the Fund allocates its investments among different asset classes, the Fund is subject to correlation risk.

Repurchase Policy Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Policy Risks. Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities. However, payment for repurchased shares may require the Fund to liquidate portfolio holdings earlier than the Adviser otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover. The Adviser may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its net assets in less liquid securities. Also, the sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s NAV.

Repurchase of shares will tend to reduce the amount of outstanding shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets may increase the Fund’s expense ratio, to the extent that additional shares are not sold. In addition, the repurchase of shares by the Fund may be a taxable event to shareholders. If shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund will repurchase the shares on a pro rata basis, so shareholders may not be able to tender as many shares as they would like during any quarterly repurchase offer.

Distribution Policy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distribution Policy Risk. The Fund’s distribution policy is to make quarterly distributions to shareholders. All or a portion of a distribution may consist solely of a return of capital (i.e. from your original investment) and not a return of net profit. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Tax Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Risks. The repurchase of shares by the Fund may be a taxable event to shareholders. The Fund’s distribution policy to make quarterly distributions to shareholders may consist of a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold. Once a shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain, if the shareholder holds shares of the Fund as capital assets., which will reduce the tax basis of shareholders’ shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cybersecurity Risk. Cybersecurity refers to the combination of technologies, processes and procedures established to protect information technology systems and data from unauthorized access, attack or damage. The Fund and its affiliates and third-party service providers are subject to cybersecurity risks. Cybersecurity risks have significantly increased in recent years and the Fund could suffer such losses in the future. The Fund’s and its affiliates’ and third-party service providers’ computer systems, software, and networks may be vulnerable to unauthorized access, computer viruses or other malicious code, and other events that could have a security impact. If one or more of such events occur, this potentially could jeopardize confidential and other information, including nonpublic personal information and sensitive business data, processed and stored in, and transmitted through, computer systems and networks, or otherwise cause interruptions or malfunctions in the Fund’s operations or the operations of their respective affiliates and third-party service providers. This could result in significant losses, reputational damage, litigation, regulatory fines or penalties, or otherwise adversely affect the Fund’s business, financial condition or results of operations. Privacy and information security laws and regulation changes, and compliance with those changes, may result in cost increases due to system changes and the development of new administrative processes. In addition, the Fund may be required to expend significant additional resources to modify the Fund’s protective measures and to investigate and remediate vulnerabilities or other exposures arising from operational and security risks.

Risks Related to the Fund’s Investments

Underlying Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Underlying Funds Risk. The Underlying Funds in which the Fund may invest are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and also may be higher than other funds that invest directly in securities. The Underlying Funds have limited liquidity given they operate as closed-end interval funds. The Underlying Funds are subject to specific risks, depending on the nature of the specific Underlying Fund. The Fund’s performance depends in part upon the performance of the Underlying Fund managers and selected strategies, the adherence by such Underlying Fund managers to such selected strategies, the instruments used by such Underlying Fund managers and the Adviser’s ability to select Underlying Fund managers and strategies and effectively allocate Fund assets among them. Additionally, the market value of shares of Underlying Funds that are closed-end funds may differ from their NAV. This difference in price may be due to the fact that the supply and demand in the market for fund shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities.

Private Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Funds Risk. The Fund is registered as an investment company under the 1940 Act. The 1940 Act is designed to afford various protections to investors in pooled investment vehicles. For example, the 1940 Act imposes limits on the amount of leverage that a registered investment company can assume, restricts layering of costs and fees, restricts transactions with affiliated persons and requires that the investment company’s operations be supervised by a board of managers, a majority of whose members are independent of management. However, most of the Private Funds in which the Fund invests are not subject to the provisions of the 1940 Act. Many the managers of the Private Funds may not be registered as investment advisers under the Advisers Act. As an investor in the Private Funds managed by managers of the Private Funds that are not registered as investment advisers, the Fund will not have the benefit of certain of the protections of the Advisers Act.

In addition, the Private Funds typically do not maintain their securities and other assets in the custody of a bank or a member of a securities exchange, as generally required of registered investment companies, in accordance with certain SEC rules. A registered investment company that places its securities in the custody of a member of a securities exchange is required to have a written custodian agreement, which provides that securities held in custody will be at all times individually segregated from the securities of any other person and marked to clearly identify such securities as the property of such investment company and which contains other provisions designed to protect the assets of such investment company. The Private Funds in which the Fund will invest may maintain custody of their assets with brokerage firms that do not separately segregate such customer assets as would be required in the case of registered investment companies, or may not use a custodian to hold their assets. Under the provisions of the Securities Investor Protection Act of 1970, as amended, the bankruptcy of any brokerage firm used to hold Private Fund assets could have a greater adverse effect on the Fund than would be the case if custody of assets were maintained in accordance with the requirements applicable to registered investment companies. There is also a risk that a manager of a Private Fund could convert assets committed to it by the Fund to its own use or that a custodian could convert assets committed to it by a manager of a Private Fund to its own use. There can be no assurance that the managers of the Private Funds or the entities they manage will comply with all applicable laws and that assets entrusted to the managers of the Private Funds will be protected.

Private Funds also have complex fee structures, including performance-related compensation beyond what is permitted for registered funds and those fees may be charged even if the Fund itself loses money. The Fund may have challenges in monitoring the operations and performance of the Private Funds (such as obtaining information on the Private Fund’s investments and valuations as well as conflicts that may exist with the investments of the Private Fund. In addition, when Private Funds are acquired at a discount, it may result in unrealized gains at the time the Fund next calculates its NAV.

Prospective investors in the Fund should understand that the Fund is an appropriate investment only for investors who can tolerate a high degree of risk, including lesser regulatory protections in connection with the Fund’s investments in Private Funds than might normally be available through investments in registered investment company vehicles.

The securities of the Private Funds in which the Fund invests or plans to invest will generally be illiquid. Subscriptions to purchase the securities of Private Funds are generally subject to restrictions or delays. Similarly, the Fund may not be able to dispose of Private Fund interests that it has purchased in a timely manner and, if adverse market conditions were to develop during any period in which the Fund is unable to sell Private Fund interests, the Fund might obtain a less favorable price than that which prevailed when it acquired or subscribed for such interests, and this may negatively impact the net asset values of the Fund.

Lack Of Control Over Underlying Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Lack of Control Over Underlying Funds. Once the Adviser has selected an Underlying Fund, the Adviser will have no control over the investment decisions made by any such Underlying Fund. Although the Fund and the Adviser will regularly evaluate each Underlying Fund and its manager to determine whether their respective investment programs are consistent with the Fund’s investment objective, the Adviser will not have any control over the investments made by any Underlying Fund. Even though the Underlying Funds are subject to certain constraints, the managers may change aspects of their investment strategies. The managers may do so at any time. The Adviser may reallocate the Fund’s investments among the Underlying Funds, but the Adviser’s ability to do so may be constrained by the withdrawal limitations imposed by the Underlying Funds, which may prevent the Fund from reacting rapidly to market changes should an Underlying Fund fail to effect portfolio changes consistent with such market changes and the demands of the Adviser. Such withdrawal limitations may also restrict the Adviser’s ability to terminate investments in Underlying Funds that are poorly performing or have otherwise had adverse changes. The Adviser will be dependent on information provided by the Underlying Fund, including financial statements, which if inaccurate, could adversely affect the Adviser’s ability to manage the Fund’s investment portfolio in accordance with its investment objective. By investing in the Fund, a shareholder will not be deemed to be an investor in any Underlying Fund and will not have the ability to exercise any rights attributable to an investor in any such Underlying Fund related to their investment.

Use Of Leverage By The Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Use of Leverage by the Fund. Although the Fund and the Underlying Funds have the option to borrow, there are significant risks that may be assumed in connection with such borrowings. Investors in the Fund should consider the various risks of financial leverage, including, without limitation, the matters described below. There is no assurance that a leveraging strategy would be successful. Financial leverage involves risks and special considerations for shareholders including: (i) the likelihood of greater volatility of NAV of the shares than a comparable portfolio without leverage; (ii) the risk that fluctuations in interest rates on borrowings and short-term debt that the Fund must pay will reduce the return to the shareholders; (iii) the effect of financial leverage in a market experiencing rising interest rates, which would likely cause a greater decline in the NAV of the shares than if the Fund were not leveraged; and (iv) the potential for an increase in operating costs, which may reduce the Fund’s total return.

In the event that the Fund would be required to sell assets at a loss, including in order to redeem or pay off any borrowing, such a sale would reduce the Fund’s NAV and may make it difficult for the NAV to recover. The Fund nevertheless may continue to use financial leverage if the Adviser expects that the benefits to the shareholders of maintaining the leveraged position likely would outweigh a resulting reduction in the current return.

Certain types of borrowings by the Fund would result in the Fund being subject to covenants in credit agreements relating to asset coverage and Fund composition requirements that are more stringent than those currently imposed on the Fund by the 1940 Act. In addition, borrowings by the Fund may be made on a secured basis. The Custodian will then either segregate the assets securing the Fund’s borrowings for the benefit of the

Fund’s lenders or arrangements will be made with a suitable sub-custodian. If the assets used to secure a borrowing decrease in value, the Fund may be required to pledge additional collateral to the lender in the form of cash or securities to avoid liquidation of those assets. In the event of a default, the lenders will have the right, through the Custodian, to redeem the Fund’s investments in underlying Investment Funds without consideration of whether doing so would be in the best interests of the Fund’s shareholders. The rights of any lenders to the Fund to receive payments of interest on and repayments of principal of borrowings will be senior to the rights of the Fund’s shareholders, and the terms of the Fund’s borrowings may contain provisions that limit certain activities of the Fund and could result in precluding the purchase of instruments that the Fund would otherwise purchase.

The use of financial leverage involves financial risk and would increase the exposure of the Fund’s investment returns to adverse economic factors such as rising interest rates, downturns in the economy or deterioration in the condition of the investments. There would be a risk that operating cash flow available to the Fund would be insufficient to meet required payments and a risk that it would not be possible to refinance existing indebtedness or that the terms of such refinancing would not be as favorable as the terms of existing indebtedness. Borrowings by the Fund may be secured by any or all of the assets of the Fund, with the consequences that the Fund may lose more than its equity stake in any one investment, and may lose all of its capital.

Investments In Equity Securities Generally [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Equity Securities Generally. The Underlying Funds may hold investments in equity securities and equity security-related derivatives. Investments in equity securities of small or medium-sized market capitalization companies will have more limited marketability than the securities of larger companies. In addition, securities of smaller companies may have greater price volatility. The value of these financial instruments generally will vary with the performance of the issuer and movements in the equity markets. As a result, the Underlying Fund may suffer losses if it invests in equity instruments of issuers whose performance diverges from the Underlying Fund’s expectations or if equity markets generally move in a single direction, and the Underlying Fund has not hedged against such a general move. The Underlying Funds also may be exposed to risks that issuers will not fulfill contractual obligations such as, in the case of private placements, registering restricted securities for public resale. In addition, equity securities fluctuate in value in response to many factors, including the activities and financial condition of individual companies, geographic markets, industry market conditions, interest rates and general economic environments. Holders of equity securities may be wiped out or substantially reduced in value in a bankruptcy proceeding or corporate restructuring.

R E I T Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

REIT Risk. REIT share prices may decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. REITs often invest in highly leveraged properties. Returns from REITs, which typically are small or medium capitalization stocks, may trail returns from the overall stock market. In addition, changes in interest rates may hurt real estate values or make REIT shares less attractive than other income-producing investments. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

Qualification as a REIT under the Code in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that an entity in which the Fund invests with the expectation that it will be taxed as a REIT will, in fact, qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity. If the Fund were to invest in an entity that failed to qualify as a REIT, such failure could significantly reduce the Fund’s yield on that investment. REITs can be classified as equity REITs, mortgage REITs, and hybrid REITs. Equity REITs invest primarily in real property and earn rental income from leasing those properties. They may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties. Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates. Hybrid REITs invest both in real property and in mortgages. Equity and mortgage REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.

Dividends paid by REITs will not generally qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code. See “U.S. Federal Income Tax Matters.” The Underlying Fund’s investments in REITs may include an additional risk to shareholders. Some or all of a REIT’s annual distributions to its investors may constitute a non-taxable return of capital. Any such return of capital will generally reduce the Fund’s basis in the REIT investment, but not below zero. To the extent the distributions from a particular REIT exceed the Fund’s basis in such REIT, the Underlying Fund will generally recognize gain. In part because REIT distributions often include a nontaxable return of capital, Underlying Fund distributions to shareholders may also include a nontaxable return of capital. Shareholders that receive such a distribution will also reduce their tax basis in their shares of the Underlying Fund, but not below zero. To the extent the distribution exceeds a shareholder’s basis in the Underlying Fund’s shares, such shareholder will generally recognize a capital gain.

Investments In Bank Loans And Participations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Bank Loans and Participations. The special risks associated with investing in bank loans and participations include: (i) the possible invalidation of an investment transaction as a fraudulent conveyance under relevant creditors’ rights laws; (ii) environmental liabilities that may arise with respect to collateral securing the obligations; (iii) adverse consequences resulting from participating in such instruments with other institutions with lower credit quality; (iv) limitations on the ability of the Underlying Funds to directly enforce any of their respective rights with respect to participations; and (v) generation of income that is subject to U.S. federal income taxation as income effectively connected with a U.S. trade or business. The Underlying Funds will attempt to balance the magnitude of these risks against the potential investment gain prior to entering into each such investment. Successful claims by third parties arising from these and other risks, absent bad faith, may be borne by the Underlying Funds.

Bank loans do not presently have the liquidity of conventional debt securities and are often subject to restrictions on resale. Due to the illiquidity of bank loans, the Underlying Funds may not be able to dispose of its investments in bank loans in a timely fashion and at a fair price, which could adversely affect the performance of the Underlying Funds. With respect to bank loans acquired as participations by the Underlying Funds, because the holder of a participation generally has no contractual relationship with a borrower, the Underlying Funds will have to rely upon a third party to pursue appropriate remedies against a borrower in the event of a default. As a result, the Underlying Funds may be subject to delays, expenses and risks that are greater than those that would be involved if the Underlying Fund could enforce its rights directly against a borrower or through the agent.

Furthermore, a borrower of a bank loan, in some cases, may prepay the bank loan. Prepayments could adversely affect the Underlying Fund’s interest income to the extent that the Underlying Fund is unable to reinvest promptly payments in bank loans or otherwise or if such prepayments were made during a period of declining interest rates.

Valuation Of Private Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation of Private Investments. The Private Funds and the underlying investments of some of the Underlying Funds are not publicly traded, and the Fund and Underlying Funds may consider information provided by the institutional asset manager of each respective private investment to determine the estimated value of the Fund’s or Underlying Fund’s investment therein. The valuation provided by an institutional asset manager may also be based on their own fair valuation procedures. The valuation provided by an institutional asset manager as of a specific date may vary from the actual sale price that may be obtained if such investment were sold to a third party. To determine the estimated value of the Fund’s or Underlying Fund’s investment in private investments, the Fund or the Underlying Fund considers, among other things, information provided by the private investments, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Fund’s or Underlying Fund’s ability to value accurately the Fund’s or the Underlying Fund’s shares. Private investments that invest primarily in publicly traded securities are more easily valued. These estimated values of the Private Funds and the private underlying investments of the Underlying Funds are subject to adjustments or revisions.

Fixed Income Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fixed Income Risk. The value of investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing an Underlying Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

High Yield And Unrated Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

High Yield and Unrated Securities Risk. These securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality securities. High yield securities offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the security’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk). If that happens, the value of the security may decrease. An economic downturn or period of rising interest rates (interest rate risk) could adversely affect the market for these securities and reduce the Underlying Fund’s ability to sell its securities (liquidity risk). Such securities also may be subject to resale restrictions. The lack of a liquid market for these securities could decrease the Underlying Fund’s share price.

The risks associated with unrated securities can be similar to the risks of below investment grade securities. In addition, the determination of credit quality for an unrated security is based largely on the credit analysis performed by the Adviser, and not on rating agency evaluation. This analysis may be difficult to perform because information about these securities may not be in the public domain, and the issuers may not subject to reporting requirements under federal securities laws.

Inflation Deflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inflation/Deflation Risk. Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund and its distributions can decline.

In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to shareholders. Deflation risk is the risk that prices throughout the economy decline over time—the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer defaults more likely, which may result in a decline in the value of the Fund’s portfolio.

Due to global supply chain disruptions, a rise in energy prices, strong consumer demand as economies continue to reopen and other factors, inflation has accelerated in the U.S. and globally. Recent inflationary pressures have increased the costs of labor, energy and raw materials and have adversely affected consumer spending, economic growth and portfolio companies’ operations. If such portfolio companies are unable to pass any increases in their costs of operations along to their customers, it could adversely affect their operating results and impact their ability to pay interest and principal on their loans, particularly if interest rates rise in response to inflation. In addition, any projected future decreases in a portfolio companies’ operating results due to inflation could adversely impact the fair value of those investments. Any decreases in the fair value of our investments could result in future realized or unrealized losses and therefore reduce our net assets resulting from operations.

Additionally, the Federal Reserve has raised, and has indicated its intent to continue raising, certain benchmark interest rates in an effort to combat inflation. As such, inflation may continue in the near to medium-term, particularly in the U.S., with the possibility that monetary policy may tighten in response.

C L Os And C D Os [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CLOs and CDOs. Investors in CLOs and CDOs bear the credit risk of the assets/collateral. Tranches are categorized as senior, mezzanine, and subordinated/equity, according to their degree of credit risk. If there are defaults or the CDO’s collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. Senior and mezzanine tranches are typically rated, with the former receiving S&P Global Ratings (“S&P”) ratings of A to AAA and the latter receiving ratings of B to BBB. The ratings reflect both the credit quality of underlying collateral as well as how much protection a given tranche is afforded by tranches that are subordinate to it.

Because the loans held in the pool often may be prepaid without penalty or premium, CLOs and CDOs can be subject to higher prepayment risks than most other types of debt instruments. Prepayments may result in a capital loss to the Fund to the extent that the prepaid securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by the Fund, which would be taxed as ordinary income when distributed to the Shareholders. The credit characteristics of CLOs and CDOs also differ in a number of respects from those of traditional debt securities. The credit quality of most CLOs and CDOs depends primarily upon the credit quality of the assets/collateral underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement to such securities.

CLOs and CDOs are typically privately offered and sold, and thus, are not registered under the securities laws, which means less information about the security may be available as compared to publicly offered securities and only certain institutions may buy and sell them. As a result, investments in CLOs and CDOs may be characterized by the Fund as illiquid securities. An active dealer market may exist for CLOs and CDOs that can be resold in Rule 144A transactions, but there can be no assurance that such a market will exist or will be active enough for the Fund to sell such securities.

In addition to the typical risks associated with fixed-income securities and asset-backed securities, CLOs and CDOs carry other risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value or quality, or be downgraded by a rating agency; (iii) the Fund may invest in tranches of CLOs and CDOs that are subordinate to other tranches, diminishing the likelihood of payment; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes with the issuer or unexpected investment results; (v) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (vi) the manager of the CLO or CDO may perform poorly.

Foreign Securities And Emerging Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Securities and Emerging Markets Risk. Foreign securities have investment risks different from those associated with domestic securities. Changes in foreign economies and political climates are more likely to affect an Underlying Fund with investments in foreign securities than another fund that invests exclusively in domestic securities. The value of foreign currency denominated securities or foreign currency contracts is affected by the value of the local currency relative to the U.S. dollar. There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities. The value of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental economic or monetary policy (in this country or abroad), or changed circumstances in dealings between nations. In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States. Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.

An Underlying Fund may also invest in emerging markets, which are markets of countries in the initial stages of industrialization and have low per capita income. In addition to the risks of foreign securities in general, countries in emerging markets are more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.

Foreign Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Currency Risk. Changes in foreign currency exchange rates may affect the value of instruments held by the Underlying Funds and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and, therefore, may affect the value of instruments denominated in such currencies, which means that the Underlying Fund’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. The Underlying Funds may, but are not required to, elect for the Underlying Fund to seek to protect itself from changes in currency exchange rates through hedging transactions depending on market conditions. The Underlying Funds may incur costs in connection with the conversions between various currencies. In addition, certain countries may impose foreign currency exchange controls or other restrictions on the repatriation, transferability or convertibility of currency.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk (which may be heightened for highly-customized derivatives), interest rate risk, market risk, credit risk, leveraging risk, counterparty risk, tax risk, and management risk, as well as risks arising from changes in applicable requirements. They also involve the risk of mispricing, the risk of unfavorable or ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Underlying Funds’ use of derivatives may increase or accelerate the amount of taxes payable by common shareholders.

●	Options Risk. The Underlying Funds may lose the entire put option premium paid if the underlying security does not decrease in value at expiration. Put options may not be an effective hedge because they may have imperfect correlation to the value of the Underlying Funds’ portfolio securities. Purchased put options may decline in value due to changes in price of the underlying security, passage of time and changes in volatility. Written call and put options may limit the Underlying Funds’ participation in equity market gains and may magnify the losses if the price of the written option instrument increases in value between the date when the Underlying Funds write the option and the date on which the Underlying Funds purchase an offsetting position. The Underlying Funds will incur a loss as a result of a written options (also known as a short position) if the price of the written option instrument increases in value between the date when the Underlying Funds write the option and the date on which the Underlying Funds purchases an offsetting position.

●	Swaps Risk. The Underlying Funds’ use of swaps involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and exposes the Underlying Funds to the risks associated with derivative instruments described above. In a standard “swap” transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and subject to counterparty risk (e.g., the risk of a counterparty’s defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps are also subject to non-correlation risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Swaps may also be considered illiquid. It may not be possible for the Underlying Funds to liquidate a swap position at an advantageous time or price, which may result in significant losses.

●	Futures Risk. The Underlying Funds’ use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Underlying Funds. This risk could cause the Underlying Funds to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the adviser’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

Risks Associated with Debt Financing

Leveraging Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leveraging Risk. The use of leverage, such as borrowing money to purchase securities, by the Fund will magnify the Fund’s gains or losses. The use of leverage short positions in futures contracts will also magnify the Fund’s gains or losses. Generally, the use of leverage also will cause the Fund to have higher expenses (especially interest related dividend expenses) than those of funds that do not use such techniques. In addition, a lender to the Fund may terminate or refuse to renew any credit facility. If the Fund is unable to access additional credit, it may be forced to sell investments at inopportune times, which may further depress the returns on the Fund.

Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk. There is a risk that debt issuers will not make payments, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the security. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of your investment in Fund shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Possible Risk of Conflicts

Possible Competition Between Underlying Funds And Between The Fund And The Underlying Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Possible Competition Between Underlying Funds and Between the Fund and the Underlying Funds. The Underlying Funds trade independently of each other and may pursue investment strategies that “compete” with each other for execution or that cause the Fund to participate in positions that offset each other (in which case the Fund would bear its pro rata share of commissions and fees without the potential for a profit). Also, the Fund’s investments in any particular Underlying Fund could increase the level of competition for the same trades that other Underlying Funds might otherwise make, including the priorities of order entry. This could make it difficult or impossible to take or liquidate a position in a particular security at a price consistent with the Adviser’s strategy.

Allocation Of Investment Opportunities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Allocation of Investment Opportunities Risk. The Adviser, directly or through their affiliates, may manage or advise multiple investment vehicles or accounts that have investment objectives that are similar to the Fund and that may seek to make investments or sell investments in the same securities or other instruments, sectors or strategies as the Fund. This may create potential conflicts, particularly in circumstances where the availability of such investment opportunities is limited or where the liquidity of such investment opportunities is limited. The results of the Fund’s investment activities may differ significantly from the results achieved by such other managed investment vehicles or accounts. It is possible that one or more of such vehicles or accounts will achieve investment results that are substantially more or less favorable than the results achieved by the Fund.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Risk. The fixed-income instruments that the Underlying Funds may invest in are subject to the risk that market values of such securities will decline as interest rates increase. These changes in interest rates have a more pronounced effect on securities with longer durations. Typically, the impact of changes in interest rates on the market value of an instrument will be more pronounced for fixed-rate instruments, such as most corporate bonds, than it will for floating rate instruments. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Underlying Fund’s NAV. After a period of historically low interest rates, the Federal Reserve has raised, and has indicated its intent to continue raising, certain benchmark interest rates. It cannot be predicted with certainty when, or how, these policies will change, but actions by the Federal Reserve and other central bankers may have a significant effect on interest rates and on the U.S. and world economies generally. Market volatility, rising interest rates, uncertainty around interest rates and/or unfavorable economic conditions could adversely affect our business.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	1201 West Peachtree Street
Entity Address, Address Line Two	Suite 2900
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30309
Contact Personnel Name	DLA Piper, LLP
Class I [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.00%
Management Fees [Percent]	0.95%
Dividend Expenses on Preferred Shares [Percent]	0.18%
Distribution/Servicing Fees [Percent]	0.00%
Acquired Fund Fees and Expenses [Percent]	2.16%	[1]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.12%
Net Expense over Assets [Percent]	3.41%
Expense Example, Year 01	$ 34
Expense Example, Years 1 to 3	105
Expense Example, Years 1 to 5	177
Expense Example, Years 1 to 10	$ 369
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	107,156,693.00

[1]	Acquired Fund Fees and Expenses (“AFFE”) include an estimate of certain of the fees and expenses incurred indirectly by the Fund as a result of the Fund’s investment in shares of registered investment companies (including, short-term cash sweep vehicles) and the Underlying Funds.